Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
The estimated useful lives of our major components of property and equipment are:

Building and improvements	3 through 40 years
Riverboats and barges	5 through 40 years
Furniture and equipment	1 through 10 years
Property and equipment, net consists of the following:

	December 31,
(In thousands)	2015	2014
Land	$229,857	$229,684
Buildings and improvements	2,539,578	2,534,618
Furniture and equipment	1,152,277	1,079,878
Riverboats and barges	238,743	239,669
Construction in progress	42,497	35,675
Other	7,404	11,502
Total property and equipment	4,210,356	4,131,026
Less accumulated depreciation	1,985,014	1,844,918
Property and equipment, net	$2,225,342	$2,286,108